Leases	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Leases
14.	Leases

The Company has taken land, buildings, plant and equipment, computers and furniture and fixtures under operating and finance leases. The following is the summary of future minimum lease rental payments under non-cancellable operating leases and finance leases entered into by the Company:

	As at March 31,
	2019						2018
	Operating		Finance				Operating		Finance
	Minimum Lease Payments		Minimum Lease Payments		Present value of minimum lease payments		Minimum Lease Payments		Minimum Lease Payments		Present value of minimum lease payments
	(In millions)
Not later than one year	Rs.	10,994.1	Rs.	330.0	Rs.	295.9	Rs.	8,808.0	Rs.	253.9	Rs.	222.3
Later than one year but not later than five years		26,261.2		970.9		791.2		21,527.8		282.5		221.9
Later than five years		24,968.3		2,492.5		647.6		23,342.9		380.6		245.6

Total minimum lease commitments	Rs.	62,223.6	Rs.	3,793.4	Rs.	1,734.7	Rs.	53,678.7	Rs.	917.0	Rs.	689.8
	US$	899.8	US$	54.9	US$	25.1
Less: future finance charges			Rs.	(2,058.7)					Rs.	(227.2)

Present value of minimum lease payments			Rs.	1,734.7					Rs.	689.8

Included in the financial statements as:
Other financial liabilities — current (refer note 22)					Rs.	173.0					Rs.	222.3
Other financial liabilities — non-current (refer note 23)						1,561.7						467.5

					Rs.	1,734.7					Rs.	689.8

					US$	25.1

Total operating lease rent expenses were Rs. 10,774.2 million, Rs. 10,223.9 million and Rs. 8,224.8 million for the years ended March 31, 2019, 2018 and 2017, respectively.